PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
PROPERTY AND EQUIPMENT [Text Block]

NOTE 10 - PROPERTY AND EQUIPMENT

	Land	Building	Furniture and equipment	Computer software	Laboratory equipment	Extraction equipment	Building improvements	Right-of-use asset	Total
	$	$	$	$	$	$	$	$	$
Cost
Balance, December 31, 2019	1,592,232	1,999,328	59,442	12,105	62,295	1,048,502	3,863,759	-	8,637,663
Additions	-	-	25,407	-	149,100	1,862,707	64,522	-	2,101,736
Balance, December 31, 2020	1,592,232	1,999,328	84,849	12,105	211,395	2,911,209	3,928,281	-	10,739,399
Acquisition of Phyto BrandCo	-	-	44,729	-	-	-	-	40,376	85,105
Additions	-	-	28,206	150,000	257,820	342,779	-	-	778,805
Impairment	-	-	-	(150,000)	-	-	-	-	(150,000)
Balance, December 31, 2021	1,592,232	1,999,328	157,784	12,105	469,215	3,253,988	3,928,281	40,376	11,453,309

Accumulated depreciation
Balance, December 31, 2019	-	122,679	7,467	-	-	-	-	-	130,146
Depreciation	-	93,832	12,936	1,816	20,527	296,978	146,101	-	572,190
Balance, December 31, 2020	-	216,511	20,403	1,816	20,527	296,978	146,101	-	702,336
Depreciation	-	99,968	19,621	2,056	77,662	576,919	196,416	3,365	976,007
Balance, December 31, 2021	-	316,479	40,024	3,872	98,189	873,897	342,517	3,365	1,678,343

Carrying value
Balance, December 31, 2020	1,592,232	1,782,817	64,446	10,289	190,868	2,614,231	3,782,180	-	10,037,063
Balance, December 31, 2021	1,592,232	1,682,849	117,760	8,233	371,026	2,380,091	3,585,764	37,011	9,774,966

During the year ended December 31, 2021, the Company allocated $825,783 (2020 - $479,490, the eight months ended December 31, 2019 - $nil) of depreciation to cost of sales and $150,224 (2020 - $92,700, the eight months ended December 31, 2019 - $78,172) to operating expense.

During the year ended December 31, 2021, the Company recognized an impairment expense of $150,000 (2020 - $nil, the eight months ended December 31, 2019 - $nil) related to a developing software for which no future economic benefits are expected to occur.